OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
OTHER LONG TERM ASSETS

Other long term assets comprise the following items:

(in thousands of $)	2019	2018
Capital improvements in progress	30,642	1,640
Collateral deposits on swap agreements	17,520	1,820
Value of acquired charter-out contracts, net	13,407	16,302
Long term receivables	1,880	11,048
Other	799	—
Total other long-term assets	64,248	30,810

Capital improvements in progress comprises of advances paid and costs incurred in respect of vessel upgrades in relation to EGCS and BWTS on nine vessels (2018: four vessels). This is recorded in other long term assets until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment, net" or "Investment in sales-type leases and direct financing leases'. In the year ended December 31, 2019, the Company transferred costs of $9.7 million in respect of five vessels to "Vessels and equipment, net".

In the year ended December 31, 2019, the Company agreed to fund EGCS installations on three 10,600 TEU container vessels. The installation of EGCS is scheduled to be completed in 2020, at which time the cost will be transferred to 'Vessels under finance lease, net'. At December 31, 2019, costs of $21.5 million (2018: $0.0 million) in respect of these vessels has been incurred which are recorded as capital improvements in progress.

During 2018, the Company purchased four container vessels, Thalassa Mana, Thalassa Tyhi, Thalassa Doxa and Thalassa Axia with pre-existing time charters to Evergreen Marine. A value of $18.0 million was assigned to these charters in 2018, in the year ended December 31, 2019 the amortization charged to time charter revenue was $2.9 million (2018: $1.7 million; 2017: $0.0 million).

Long term receivables balance at December 31, 2019 of $1.9 million (2018: $11.0 million) comprises loan notes due from third parties arising from the early termination of charters. Following an independent valuation of the notes, the Company recognized impairment losses totaling $9.2 million during the year ended December 31, 2019 (2018: $1.7 million; 2017: $0.0 million). (Refer to Note 10: Other financial items).

Collateral deposits exist on our interest rate, cross currency interest rate and cross currency swaps. Further amounts may be called upon during the term of the swaps if interest rates or currency rates more adversely.